CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Trust (1933 Act File No. 33-64368; 1940 Act File No. 811-7784) ("Registrant") hereby certifies (a) that the form of the Statement of Additional Information used with respect to Neuberger Berman Focus Trust, Neuberger Berman Genesis Trust, Neuberger Berman Guardian Trust, Neuberger Berman International Trust, Neuberger Berman Manhattan Trust, Neuberger Berman Millennium Trust and Neuberger Berman Partners Trust, the form of Statement of Additional Information used with respect to Neuberger Berman Guardian Trust (alone), and the form of Statement of Additional Information used with respect to Neuberger Berman NYCDC Socially Responsive Trust (each of the above listed series is a series of the Registrant) do not differ from those contained in Post-Effective Amendment No. 18 ("Amendment No. 18") to the Registrant's Registration Statement and (b) that Amendment No. 18 was filed electronically.





Dated:  January 4, 1999                   By:  /s/ Claudia A. Brandon
                                               -------------------------
                                               Claudia A. Brandon
                                               Secretary